CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2023
CONVERTIBLE DEBT
CONVERTIBLE DEBT
7	CONVERTIBLE DEBT

On September 5, 2022, the Company entered into a Funding Agreement for an investment of EUR 8,770 (USD 8,700) with Lind in the form of a Convertible Debt with a face value of EUR 10,081 (USD 10,000), bearing interest at an inherent rate of 7.5% maturing 24 months after issuance. Net proceeds after deducting transaction fees were EUR 8,053. The face value of the Convertible Debt has a 24-month maturity date and can be paid in cash or be converted into common shares of the Company ("Shares") at a conversion price equal to 87.5% of the five-day volume weighted average price ("VWAP") immediately prior to each conversion. Shares issued upon conversion are subject to a 120-day lock-up period following deal close.

The Funding Agreement contains restrictions on how much may be converted in any particular month, which is limited to 1/20 of outstanding balance or USD 1,000 if exchange volume is above specified minimum, which conversions may be accelerated in certain circumstances. The Company also has the option at any time to buy back the entire remaining balance of the Convertible Debt, subject to a partial conversion right in favor of Lind to convert up to 1/3 of the outstanding amount into Shares in such circumstances. In connection with the Convertible Debt, Lind was issued warrants to purchase up to 979,048 common shares at a price of CAD 9.28 per share for a period of 60 months (Note 9).

The value of the Convertible Debt is equal to the value of the debt-like host instrument based on market participants’ current required yield for debt-like instruments with similar credit quality and terms (excluding the buy-back or conversion options), plus the value of the embedded derivatives.

The host debt component is fair valued by discounting the value of the expected future cash flows under the terms of the Funding Agreement using a market cost of debt of 7.5% for an equivalent non-convertible bond. The fair value of the Convertible Debt without the embedded derivatives (the “Host Debt”) has been estimated by reference to the income approach using a discounted cash flow (“DCF”) method. Using this approach, the present value of the Host Debt on September 5, 2022 was determined to be EUR 8,723 (USD 8,653).

On September 5, 2022, to value the embedded derivatives, representing the conversion options (“Conversion Options”), Option Pricing methodology by reference to a Monte Carlo Simulation model (“MCS”) has been applied as a series of 20 call options with a strike price of 87.5% of the 5-day future VWAP immediately prior to each conversion date. Key valuation inputs and assumptions used in the MCS are stock price of CAD 6.188, expected life of between 0.42 and 2.00 years, annualized volatility of between 65.32% and 75.54%, annual risk-free rate of between 3.6% and 3.7%, and annual dividend yield of 0.0%. Based on the average value from 10,000 simulated trials the aggregate fair value of the Conversion Options on September 5, 2022 was calculated as EUR 1,483 (CAD 1,935).

The aggregate fair value of the Host Debt and Conversion Options exceeds the transaction price of EUR 8,770. Therefore, under the provisions of IFRS 9, the embedded derivatives (being the Conversion Options) were fair valued first and the Host Debt was allocated the residual balance. The warrants component of the Convertible Debt was allocated the residual interest of EUR nil.

7	CONVERTIBLE DEBT (CONTINUED)

The Company incurred transaction costs of EUR 717 related to the issuance of the convertible debt and were allocated proportionally to the Host Debt and Conversion Options in the amount of EUR 596 and EUR 121, respectively. All costs allocated to the Conversion Options were expensed as transaction and acquisition costs under selling, general and administrative expenses in the consolidated statements of loss and comprehensive loss.

	Convertible debt	Derivative liability	Total
Balance at issuance - September 5, 2022	7,287	1,483	8,770
Issuance costs	(596)	—	(596)
Accretion expense	448	—	448
Gain on remeasurement of derivative liability	—	(13)	(13)
Effect of movement in exchange rates	(491)	(150)	(641)
Balance as at December 31, 2022	6,648	1,320	7,968

Accretion expense	1,536	—	1,536
Loss on remeasurement of derivative liability	—	47	47
Gain on settlement of convertible debt	—	(595)	(595)
Shares issued upon exercise of convertible debt	(1,841)	(286)	(2,127)
Repayment of convertible debt	(3,693)	—	(3,693)
Effect of movement in exchange rates	(205)	(15)	(220)
Balance as at December 31, 2023	2,445	471	2,916

On December 31, 2023, the aggregate fair value of the Conversion Options was calculated as EUR 471 (CAD 689). Key valuation inputs and assumptions used are stock price of CAD 6.780, 5-day VWAP of CAD 6.845, expected life of between 0.08 and 0.58 years, and annual risk-free rate of between 5.1% and 5.59%.

On December 31, 2022, the aggregate fair value of the Conversion Options was calculated as EUR 1,320 (CAD 1,906). Key valuation inputs and assumptions used are stock price of CAD 6.188, expected life of between 0.09 and 1.68 years, annualized volatility of between 44.73% and 56.45%, annual risk-free rate of between 4.2% and 4.6%, and annual dividend yield of 0.0%.

For the year ended December 31, 2023, an accretion expense of EUR 1,536 was recognised in net interest expense and other financing charges (year ended December 31, 2022: EUR 448) in respect of the Host Debt component.

For the year ending December 31, 2023, a loss on remeasurement of derivative liability of EUR 47 (year ended December 31, 2022: EUR 13) and a gain on settlement of convertible debt of EUR 595 (year ending December 31, 2022: EUR nil) were recognised in the consolidated statements of loss and comprehensive income (loss) in respect of the derivative component.

For the year ending December 31, 2023, the Company made a total settlement of EUR 5,820, of which EUR 3,693 were settled in cash upon delivery of cash in-lieu of shares conversion notice, and the remaining of EUR 2,127 by issuing 617,357 Common Shares.